CONSOLIDATED BALANCE SHEETS (Parentheticals 2) - ₪ / shares	Dec. 31, 2022	Dec. 31, 2021	May 23, 2021	Nov. 11, 2020	Jun. 30, 2019
Statement of Financial Position [Abstract]
Ordinary shares, par value	₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01	₪ 0.01